ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	12/31/2019					12/31/2018
		Up to 90 days	More than 90	Renegotiated
	Expiring	past due	days past due	Credits	Total	Total
Current
Energy Provisioning/Supply (a)	2,057,408	361,252	539,994	122,378	3,081,032	2,199,618
Short Term Electric Power - CCEE (b)	790,367	153,334	324,424	—	1,268,125	1,045,952
Use of the Electric Network (c)	825,966	23,107	42,291	—	891,364	877,873
Connection/Availability for Transmission System	328,999	12,131	108,005	—	449,135	422,295
PROINFA	246,773	206,756	—	—	453,528	359,210
Installments	—	—	—	—	—	79,391
(-) ECL (d)	(53,182)	(100,496)	(601,964)	(106,210)	(861,852)	(905,119)
	4,196,331	656,084	412,750	16,168	5,281,333	4,079,221
Non-current
Energy Provisioning/Supply (a)	9,187	—	9,548	1,034,928	1,053,663	507,115
Short Term Electric Power - CCEE (b)	—	—	293,560	—	293,560	293,560
Use of the Electric Network (c)	—	—	4,348	—	4,348	4,348
(-) ECL (d)	—	—	(307,456)	(758,764)	(1,066,220)	(796,610)
	9,187	—	—	276,164	285,351	8,413

	4,205,518	656,084	412,750	292,332	5,566,684	4,087,634

(a)     Energy Provisioning/Supply

Receivables arising from energy sales in the Regulated Contracting Environment (ACR) and the Free Contracting Environment (ACL).

The increase in the Supply balance was mainly due to the unbundling of Amazonas Distribuidora, in which four gas-fired thermal plants were transferred to the subsidiary Amazonas GT, resulting in an increase in billing and receipts referring to PIEs. In addition, the supply of the Electric Energy Commercialization Contract in the Regulated Environment - CCEAR of the Mauá 3 plant, also owned by the subsidiary Amazonas GT, was started. The corresponding effects of these increases can also be seen in notes 36 and 37.

(b)      Short-Term Electric Power - CCEE

Receivables arising from the settlement of differences between the amounts of electric power contracted and the generation or consumption amounts actually verified and attributed to the respective CCEE agents.

(c)      Electric Network Usage

Receivables arising from the use of the transmission network by users connected to the network.

(d)      Loss Allowance for Expected Credit Losses - ECL Customer

Schedule of changes in loss allowance for expected credit losses

	12/31/2019	12/31/2018	12/31/2017
Opening Balance	1,701,729	1,688,795	1,895,666
(+) Initial Adoption IFRS 9	—	79,823	—
(+) Constitution	290,736	1,776,727	782,289
(-) Reversion	(22,801)	(602,444)	(261,920)
(-) Disposal	(41,592)	(178,213)	(326,906)
(-) Classification - Kept for Sale	—	(1,062,959)	(400,334)
Final Balance	1,928,072	1,701,729	1,688,795